                             SEMI - ANNUAL - REPORT




                        [1ST SOURCE MONOGRAM FUNDS LOGO]




                              SEMI - ANNUAL REPORT
                               SEPTEMBER 30, 2001

 TABLE OF CONTENTS

1ST SOURCE MONOGRAM FUNDS
SEMI-ANNUAL REPORT-SEPTEMBER 30, 2001


Letter From the Investment Advisor..........................    1

Income Equity Fund..........................................    2

Diversified Equity Fund.....................................    8

Special Equity Fund.........................................   14

Income Fund.................................................   20

Notes to Financial Statements...............................   25

 LETTER FROM THE INVESTMENT ADVISOR

DEAR INVESTOR:

    The terrorist attacks of September 11 shocked our nation and changed our lives in many ways. We express our heartfelt sympathy to everyone directly affected, especially to those who lost family, friends and co-workers. Our thoughts are with you, as we rededicate ourselves to our primary responsibility to be good stewards of your assets.

    U.S. economic growth for the six months ended September 30, 2001 was extremely slow, which hurt corporate profits and caused investors to fear that the economy would sink into a recession. The Federal Reserve Board (the "Fed"), in an effort to stimulate economic growth and stave off a recession, lowered the federal funds rate five times during the period. A recession did not occur, but economic and corporate profit growth remained weak. The terrorist attacks stunned the world, and played a large role in further weakening consumer confidence and in turn the current economic environment. To put the recent tragic events in a historical context, the stock market's performance during the third week of September was its worst one-week performance since 1933.

    Stocks suffered significant losses in that environment. The Dow Jones Industrial Average(1) fell 10.44% during the period, while the Standard & Poor's 500 Stock Index(2) (the "S&P 500") declined 9.68%. The technology-heavy Nasdaq Composite Index(3) posted an 18.55% loss, as weak capital spending and excess inventories hurt performance in the technology sector. Fixed-income securities benefited from slow economic growth and falling interest rates. The Lehman Brothers Intermediate Government/Credit Bond Index(4) gained 5.30% during the period.

A FOCUS ON VALUE

    Growth stocks in sectors such as technology and telecommunications delivered poor returns as the slowing economy dampened corporate profit growth. The Monogram Funds' disciplined approach of investing in attractively valued shares of financially sound firms helps the Funds avoid many overvalued sectors of the market. In addition, our decision to increase the equity Funds' cash allocation helped the Funds' performances in the weak economic environment.

    Several stock market sectors performed well during the period. The financial services sector benefited from lower interest rates. The health care sector also posted gains. Investors figured sales of non-discretionary items such as drugs and medical equipment would not be adversely affected by a slowing economy. For similar reasons, the consumer staples sector also delivered a solid performance.

    The bond market posted strong returns during the period, and fixed-income securities benefited as the Fed cut interest rates five times during the period in an effort to boost economic growth. Investors also re-allocated money to the bond market in the wake of the economic slowdown and poor stock market performance. Yields on short-term bonds, which are strongly affected by Fed policy, fell more than yields on long-term securities. Corporate bonds performed well until the terrorist attacks in September, then suffered significant losses.

GOING FORWARD

    Our outlook for the economy, corporate profits, and the stock market has been clouded by the recent terrorist attacks. We believe that the economy will indeed enter a recession. Several sectors are suffering from high levels of corporate and consumer debt, compounded by rising unemployment rates. The bull market that occurred during the 1990s created an environment of excess supply, and many firms are reacting by aggressively cutting prices. Such an environment will hurt corporate profits for the next few quarters.

    In that difficult environment, we will maintain our disciplined approach of investing in attractively valued shares of high-quality companies. We continue to find opportunities in sectors such as financial services, health care, and consumer cyclicals. We will maintain an underweight position in the technology sector due to the high valuations and the weak earnings outlooks of many technology companies.

    We believe the Fed will cut short-term interest rates further in the coming months to respark economic growth. The bond market should benefit from such a policy. We will look for opportunities among high-quality Treasury, agency, corporate and asset-backed securities. We will reduce the Funds' exposure to mortgage-backed securities, because we feel lower interest rates will likely spur an increase in mortgage pre-payments.

IN CLOSING...

    Your fund managers in the following pages discuss the economic and market conditions that formed their investment decisions during the past six months, and their outlooks for the Funds going forward. You also will find detailed financial information and a schedule of investments for each Fund. We encourage you to read this material carefully.

    Thanks for your continued confidence in the Monogram Funds. We look forward to providing you with investment management services in the months and years to come. If you have any questions or require assistance, please do not hesitate to contact your account representative or to call the Monogram Funds directly at 1-800-766-8938.

                                       Sincerely,

                                       Ralph C. Shive, CFA
                                       Brian A. Bythrow, CFA
                                       Paul W. Gifford, CFA
                                       Kevin A. Carey
------------------

(1) The Dow Jones Industrial Average is a price-weighted average based on the price movements of 30 blue-chip stocks.
(2) The S&P 500 Stock Index is an unmanaged index that generally reflects the performance of the U.S. stock market as a whole.
(3) The Nasdaq Composite Index is a market-capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as national market system-traded foreign common stocks and American Depositary Receipts.
(4) The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index considered representative of the performance of government and corporate bonds with maturities of less than ten years.

    The above indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Funds reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.

 1ST SOURCE MONOGRAM FUNDS

INCOME EQUITY FUND

RALPH C. SHIVE, CFA

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30,
   2001?

 A. The Fund's total return was -2.71%.(+) The Russell 1000 Value Index(1) produced a total return of -6.60%, and the Lipper Equity Income Funds Average(2) returned -6.60%. The Fund was given an 'A' rating by The Wall Street Journal for 1-, 3- and 5-year performance within the Lipper Equity Income style.(3)

Q. WHAT WERE CONDITIONS LIKE IN THE STOCK MARKET DURING THE PERIOD?

 A. The U.S. economy was extremely weak, hurting corporate profit growth and creating fears that the economy would enter a recession. The Fed reduced short-term interest rates five times during the period in an attempt to spark economic growth. Stocks performed poorly in that environment. The terrorist attacks of September 11, 2001 also hurt the performance of stocks, because investors worried that the attacks would further damage the already-weak economy. Shares of technology firms suffered significant losses, due to high inventories and poor earnings.

    Some sectors of the stock market delivered relatively strong performances, however. For example, financial services stocks benefited from lower borrowing costs brought on by the Fed's interest rate cuts. Lower rates also helped the utilities sector. Health-care stocks performed well, as investors favored firms able to deliver solid earnings growth in a slowing economy. Sales of non-discretionary items such as drugs and medical equipment are not especially sensitive to the economic cycle.

Q. HOW DID YOU POSITION THE FUND IN THAT ENVIRONMENT?

 A. The Fund adopted a relatively defensive position with a 10% cash weighting, because we believed that the economy was heading into recession. That strategy, along with our disciplined approach of investing in attractively valued stocks that offer the potential for strong returns, benefited the Fund's performance during the period.

    We found especially strong opportunities in the health care sector. Some of the Fund's best-performing holdings in that sector were McKesson HBOC, Inc. (2.0% of the Fund's portfolio) and AmerisourceBergen Corp. (2.8%). The Fund also benefited from our investments in industrial cyclical stocks, as investors began to anticipate an economic recovery.*

Q. WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET DURING THE COMING MONTHS?

 A. We anticipate that the September 11 terrorist attacks will probably hurt the economy during the coming months. We do not know how long this slowdown will last, but the global response to terrorism should eventually help to stabilize the economy and foster a recovery.

    We will maintain our strategy of buying stocks that offer good value over the next two to three years, focusing on stocks that we believe offer especially good potential for returns as the financial markets regain their strength. We expect to find such opportunities in sectors such as industrial cyclicals, health care, and consumer staples. We will also continue to invest in high-yielding stocks, which help to provide stable income.

------------------

(+) For the period ended September 30, 2001, the Fund produced a 2.71%, 12.23%
    and 13.71% return for the one-, five- and 10-year periods, respectively.
(1) The Russell 1000 Value Index is an unmanaged index that contains 1000 securities with a less-than-average growth orientation. Securities in this index generally have lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth Universe. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying funds or securities.
(2) The Lipper Equity Income Funds Average consists of funds that seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.
(3) The Wall Street Journal ratings are based on total return by Lipper Analytical Services. The top 20% receive an A rating, the next 20% a B rating, the middle 20% a C rating, the next 20% a D rating, and the bottom 20% an E rating. For the one-, three- and five-year periods ending September 30, 2001, the Fund ranked 16 out of 200 funds, 16 out of 172 funds and 14 out of 128 funds in the Equity Income Funds category, respectively. The Lipper rankings are based on total return and do not reflect a sales charge.
* The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
INCOME EQUITY FUND                                SEPTEMBER 30, 2001 (UNAUDITED)

 COMMON STOCKS - 85.0%
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
AEROSPACE/DEFENSE - 7.2%
Boeing Co. ...........................      13,000    $   435,500
Esterline Technologies Corp.(b).......      50,000        792,500
Gencorp, Inc. ........................      53,000        601,020
Honeywell International, Inc. ........      20,000        528,000
Raytheon Co. .........................      30,000      1,042,500
                                                      -----------
                                                        3,399,520
                                                      -----------
AUTOMOTIVE - 2.6%
Dana Corp. ...........................      38,000        592,800
Ford Motor Co. .......................      26,222        454,952
Goodyear Tire & Rubber Co. ...........      10,000        184,300
                                                      -----------
                                                        1,232,052
                                                      -----------
BASIC INDUSTRY - 1.8%
Allegheny Technologies, Inc. .........      15,000        199,950
Carpenter Technology Corp. ...........      30,000        667,500
                                                      -----------
                                                          867,450
                                                      -----------
CHEMICALS - 5.2%
Dow Chemical Co. .....................      21,000        687,960
Olin Corp. ...........................      30,000        441,000
PolyOne Corp. ........................     105,000        819,000
Potash Corp. of Saskatchewan..........       9,000        501,210
                                                      -----------
                                                        2,449,170
                                                      -----------
COMPUTERS - 4.1%
Diebold, Inc. ........................      25,000        952,500
Electronic Data Systems Corp. ........      14,000        806,120
Hewlett-Packard Co. ..................      12,000        193,200
                                                      -----------
                                                        1,951,820
                                                      -----------
CONSUMER GOODS & SERVICES - 7.9%
Avon Products, Inc. ..................      15,000        693,750
Pall Corp. ...........................      40,000        778,000
Sabre Holdings Corp.(b)...............      19,226        514,103
Sherwin-Williams Co. .................      40,000        888,800
Sonoco Products Co. ..................      20,000        470,000
Temple-Inland, Inc. ..................       8,000        379,920
                                                      -----------
                                                        3,724,573
                                                      -----------
ELECTRONIC COMPONENTS - 4.3%
Avnet, Inc. ..........................      10,000        181,900
Emerson Electric Co. .................      14,000        658,840
Hubbell, Inc., Class B................      20,000        583,200
Thomas & Betts Corp. .................      35,000        611,800
                                                      -----------
                                                        2,035,740
                                                      -----------
FINANCIAL SERVICES - 7.7%
Lincoln National Corp. ...............      20,000        932,600
St. Paul Cos..........................      20,000        824,400
Thornburg Mortgage, Inc. .............      41,300        684,341
Union Planters Corp. .................       9,434        404,719
Waddell & Reed Financial, Inc. .......      30,000        780,000
                                                      -----------
                                                        3,626,060
                                                      -----------
FOOD & RELATED - 1.4%
Campbell Soup Co. ....................      24,000        672,000
                                                      -----------
 COMMON STOCKS, CONTINUED
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
MACHINERY & EQUIPMENT - 6.1%
Grainger (W.W.), Inc. ................      25,000    $   971,250
Parker-Hannifin Corp. ................      24,000        823,200
Regal-Beloit Corp. ...................      17,100        312,075
Stewart & Stevenson Services, Inc. ...      10,000        240,800
Trinity Industries, Inc. .............      24,000        519,600
                                                      -----------
                                                        2,866,925
                                                      -----------
MEDIA - 3.0%
Belo Corp., Series A..................      42,000        673,680
Tribune Co. ..........................      23,000        722,200
                                                      -----------
                                                        1,395,880
                                                      -----------
MEDICAL - 1.3%
Biomet, Inc. .........................      19,500        570,375
Zimmer Holdings, Inc.(b)..............       1,400         38,850
                                                      -----------
                                                          609,225
                                                      -----------
OIL & GAS - 7.3%
Conoco, Inc., Class A.................      15,000        381,450
Phillips Petroleum Co. ...............      10,000        539,400
Santa Fe International Corp. .........      33,000        701,250
Southwest Gas Corp. ..................      25,900        549,080
Unocal Corp. .........................      10,000        325,000
USX -- Marathon Group, Inc. ..........      35,000        936,250
                                                      -----------
                                                        3,432,430
                                                      -----------
PHARMACEUTICALS - 8.6%
Abbott Laboratories...................       8,000        414,800
Amerisourcebergen Corp.(b)............      18,500      1,312,575
Bristol-Myers Squibb Co. .............      14,000        777,840
McKesson HBOC, Inc. ..................      25,000        944,750
Merck & Co., Inc. ....................      10,000        666,000
                                                      -----------
                                                        4,115,965
                                                      -----------
REAL ESTATE INVESTMENT TRUST - 1.2%
Hospitality Properties Trust..........      24,100        580,328
                                                      -----------
RETAIL - 5.4%
Albertson's, Inc. ....................      15,000        478,200
Dillard's, Inc. ......................      15,000        197,550
Longs Drug Stores Corp. ..............      35,000        952,000
Supervalu, Inc. ......................      45,000        910,350
                                                      -----------
                                                        2,538,100
                                                      -----------
TELECOMMUNICATIONS - 4.0%
Andrew Corp.(b).......................      39,000        709,020
General Motors Corp., Class H(b)......      20,000        266,600
Harris Corp. .........................      28,000        890,960
                                                      -----------
                                                        1,866,580
                                                      -----------
TRANSPORTATION - 1.6%
Ryder System, Inc. ...................      29,000        579,710
Wabash National Corp. ................      28,000        193,200
                                                      -----------
                                                          772,910
                                                      -----------

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
INCOME EQUITY FUND                                SEPTEMBER 30, 2001 (UNAUDITED)

 COMMON STOCKS, CONTINUED
                                        SHARES OR
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
UTILITIES - 4.3%
American Electric Power...............      19,000    $   821,370
Montana Power Co. ....................      34,000        178,500
NiSource, Inc. .......................      25,000        582,750
Reliant Energy, Inc. .................      17,000        447,440
                                                      -----------
                                                        2,030,060
                                                      -----------
TOTAL COMMON STOCKS...............................     40,166,788
                                                      -----------
 CONVERTIBLE BONDS - 2.0%
HEALTH & PERSONAL CARE - 1.7%
Sunrise Assisted Living, Inc., 5.50%,
  6/15/02.............................  $  800,000        789,000
                                                      -----------
SHIPBUILDING - 0.3%
Friede Goldman Halter, Inc., 4.50%,
  9/15/04,(c).........................     800,000        152,000
                                                      -----------
TOTAL CONVERTIBLE BONDS...........................        941,000
                                                      -----------
 CORPORATE BONDS - 1.1%
CONSTRUCTION - 1.1%
Foster Wheeler, 6.50%, 6/1/07, Series
  144A................................     800,000        511,000
                                                      -----------
TOTAL CORPORATE BONDS.............................        511,000
                                                      -----------
 PREFERRED STOCKS - 1.9%
                                        SHARES OR
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
PHARMACEUTICALS - 1.9%
Biovail Corp.(b)......................      11,000    $   902,000
                                                      -----------
TOTAL PREFERRED STOCKS............................        902,000
                                                      -----------
 REPURCHASE AGREEMENTS - 9.6%
Fifth Third Bank, 2.75%, 10/1/01
  (Collateralized by Freddie Mac
  Security)...........................  $4,519,908      4,519,908
                                                      -----------
TOTAL REPURCHASE AGREEMENTS.......................      4,519,908
                                                      -----------
TOTAL
  (Cost $44,664,329)(a) - 99.6%...................    $47,040,696
                                                      ===========

------------------

Percentages indicated are based on net assets of $47,248,883.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation.......................  $ 7,665,955
      Unrealized depreciation.......................   (5,289,588)
                                                      -----------
      Net unrealized appreciation (depreciation)....  $ 2,376,367
                                                      ===========

(b) Non-income producing securities.

(c) Friede Goldman Halter, Inc. (the "Issuer") filed for Chapter 11 Reorganization on April 19, 2001.

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $40,144,421)...........................            $42,520,788
Repurchase agreements, at cost...........              4,519,908
                                                     -----------
    Total Investments....................             47,040,696
Interest and dividends receivable........                 75,320
Cash.....................................                      1
Receivable for investments sold..........                175,654
Prepaid expenses and other assets........                  5,116
                                                     -----------
    TOTAL ASSETS.........................             47,296,787
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees...............  $31,943
  Administration fees....................    1,020
  Other..................................   14,941
                                           -------
    TOTAL LIABILITIES....................                 47,904
                                                     -----------
NET ASSETS...............................            $47,248,883
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital..................................            $42,682,616
Undistributed (distributed in excess of)
  net investment income..................                 15,094
Undistributed net realized gains (losses)
  from investment transactions...........              2,174,806
Unrealized appreciation (depreciation)
  from investment and option
  transactions...........................              2,376,367
                                                     -----------
NET ASSETS...............................            $47,248,883
                                                     ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares)................................              4,499,615
                                                     ===========
Net Asset Value and Redemption Price per
  share..................................                 $10.50
                                                          ======

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest income.........................             $   104,160
Dividend income.........................                 572,059
                                                     -----------
    TOTAL INVESTMENT INCOME.............                 676,219
EXPENSES:
Investment advisory fees................  $202,233
Administration fees.....................    50,559
Distribution fees.......................    63,198
Accounting fees.........................    11,295
Audit fees..............................     6,299
Legal fees..............................     3,391
Custodian fees..........................     3,302
Organization fees.......................     1,217
Insurance fees..........................     1,526
Transfer agent fees.....................    13,919
Trustees' fees..........................     2,155
Registration and filing fees............     1,186
Shareholder reports.....................     4,095
Other fees..............................     1,350
                                          --------
    Total expenses before fee
      reductions........................                 365,725
    Distribution fees voluntarily
      reduced...........................                 (63,198)
                                                     -----------
    NET EXPENSES........................                 302,527
                                                     -----------
NET INVESTMENT INCOME (LOSS)............                 373,692
                                                     -----------
NET REALIZED/UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENTS:
Realized gains (losses) from investment
  and option transactions...............                 994,803
Change in unrealized appreciation
  (depreciation)........................              (2,666,748)
                                                     -----------
Net realized/unrealized gains (losses)
  from investments......................              (1,671,945)
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             $(1,298,253)
                                                     ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                                SEPTEMBER 30,      YEAR ENDED
                                                                    2001            MARCH 31,
                                                                 (UNAUDITED)          2001
                                                                -------------      -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..............................     $   373,692       $   778,056
  Realized gains (losses) from investment and option
    transactions............................................         994,803         2,629,862
  Change in unrealized appreciation (depreciation) from
    investments.............................................      (2,666,748)        1,670,534
                                                                 -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (1,298,253)        5,078,452
                                                                 -----------       -----------
DISTRIBUTIONS:
  From net investment income................................        (361,837)         (828,022)
  From net realized gains...................................              --        (3,474,495)
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........        (361,837)       (4,302,517)
                                                                 -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       8,275,286        21,125,665
  Dividends reinvested......................................         342,627         4,155,129
  Cost of shares redeemed...................................      (6,813,170)      (25,919,704)
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       1,804,743          (638,910)
                                                                 -----------       -----------
CHANGE IN NET ASSETS........................................         144,653           137,025

NET ASSETS:
  Beginning of period.......................................      47,104,230        46,967,205
                                                                 -----------       -----------
  End of period.............................................     $47,248,883       $47,104,230
                                                                 ===========       ===========
SHARE TRANSACTIONS:
  Issued....................................................         738,809         1,940,210
  Reinvested................................................          30,000           388,011
  Redeemed..................................................        (604,140)       (2,353,194)
                                                                 -----------       -----------
CHANGE IN SHARES............................................         164,669           (24,973)
                                                                 ===========       ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE SIX
                                    MONTHS ENDED                                 FOR THE NINE                    SEPTEMBER 23,
                                    SEPTEMBER 30,    YEAR ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED         1996 TO
                                        2001         MARCH 31,     MARCH 31,      MARCH 31,       JUNE 30,          JUNE 30,
                                     (UNAUDITED)        2001          2000         1999(a)          1998            1997(b)
                                    -------------    ----------    ----------    ------------    ----------    ------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $ 10.87        $ 10.77       $ 11.00        $ 12.60        $ 12.28           $ 10.00
                                       -------        -------       -------        -------        -------           -------
INVESTMENT ACTIVITIES:
  Net investment income
    (loss)......................          0.08           0.17          0.25           0.20           0.27               0.2
  Net realized and unrealized
    gains (losses) from
    investments.................         (0.37)          1.03          0.94          (0.26)          1.79              2.32
                                       -------        -------       -------        -------        -------           -------
  Total from investment
    activities..................         (0.29)          1.20          1.19          (0.06)          2.06              2.52
                                       -------        -------       -------        -------        -------           -------
DISTRIBUTIONS
  Net investment income.........         (0.08)         (0.19)        (0.26)         (0.20)         (0.27)            (0.19)
  Net realized gains............            --          (0.91)        (1.16)         (1.34)         (1.47)            (0.05)
                                       -------        -------       -------        -------        -------           -------
  Total Distributions...........         (0.08)         (1.10)        (1.42)         (1.54)         (1.74)            (0.24)
                                       -------        -------       -------        -------        -------           -------
NET ASSET VALUE, END OF
  PERIOD........................       $ 10.50        $ 10.87       $ 10.77        $ 11.00        $ 12.60           $ 12.28
                                       =======        =======       =======        =======        =======           =======
TOTAL RETURN....................         (2.71%)(c)     11.51%        11.35%          0.04%(c)      18.15%            25.58%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000).........................       $47,249        $47,104       $46,967        $50,903        $52,450           $39,196
Ratio of expenses to average net
  assets........................          1.20%(d)       1.18%         1.18%          1.21%(d)       1.21%             1.37%(d)
Ratio of net investment income
  to average net assets.........          1.48%(d)       1.64%         2.18%          2.29%(d)       2.16%             2.38%(d)
Ratio of expenses to average net
  assets(e).....................          1.45%(d)       1.43%         1.43%          1.46%(d)       1.46%             1.62%(d)
Portfolio turnover..............            12%            42%           47%            34%            70%               38%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

DIVERSIFIED EQUITY FUND

KEVIN A. CAREY
BRIAN A. BYTHROW, CFA

Q. HOW DID THE DIVERSIFIED EQUITY FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001?

 A. The Fund posted a total return of -13.39%.(+) That compares to a -9.68% return for the Fund's benchmark, the S&P 500 Stock Index.(1)

Q. WHAT WERE CONDITIONS LIKE IN THE STOCK MARKET DURING THE PERIOD?

 A. Shares of large companies suffered losses as the ongoing economic slowdown weakened corporate profit growth and generated fears that the U.S. economy would slide into a recession. These fears were heightened by the September 11 terrorist attacks on New York City and Washington D.C. The Fed aggressively cut interest rates during the period in an effort to boost the economy.

    Shares of technology and telecommunications firms sustained particularly heavy losses during the period, due to the stocks' formerly high valuations and the sectors' weak earnings outlooks. Strong-performing sectors included health care, which posted gains, as investors looked for steady growth in a faltering economy. Mid-cap financial services stocks also performed well, due to those stocks' attractive valuations and relatively strong growth prospects in the declining interest-rate environment.

Q. HOW DID YOU POSITION THE FUND IN THAT ENVIRONMENT?

 A. We continued to seek out shares of financially strong firms that we feel could increase their revenues and earnings annually. We sought to invest in stocks with attractive valuations, given the difficult market environment. We shifted some of the Fund's assets from large-company stocks to shares of medium-sized firms. Such mid-cap investments offered stronger earnings growth and lower valuations than large-caps. We also reduced the Fund's exposure to technology and telecommunications stocks, although our positions in those sectors still dampened the Fund's performance.

    The Fund benefited from its exposure to health-care stocks such as Johnson & Johnson (2.49% of the Fund's portfolio). We also found opportunities in mid-cap shares of financial services firms such as Ambac Financial Group, Inc. (0.58%), Allmerica Financial Corp. (0.60%) and Everest Re Group Ltd. (0.97%). The Fund also benefited from our decision to hold 10% of assets in cash to help protect against market volatility.*

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE STOCK MARKET GOING FORWARD?

 A. We anticipate that economic growth will continue to be weak during the next few months as unemployment continues to rise, corporate profit growth remains poor and consumer confidence wanes. We feel the U.S. economy is probably in or headed toward a recession. The Fed's rate cuts should eventually help the economy recover, perhaps as early as next year. That said, it remains unclear how deep and how long a recession we will experience.

    As always, we will invest in shares of dominant firms that we believe are well positioned to deliver strong returns over time. Our opinion is that the sell-off has been overdone, and that many stocks offer attractive valuations. We will underweight financial services stocks, as earnings estimates in that sector have dropped. We will overweight the health care sector because of its ability to deliver consistent earnings. We will also focus on energy stocks, which trade at attractive valuations due to the low cost of oil. We will maintain a significant position in mid-cap stocks, which historically have performed well when the economy comes out of recession.

------------------

(+) For the period ended September 30, 2001, the Fund produced a -34.09%, 3.03% and 7.75% return for the one-, five- and ten-year periods, respectively.
(1) The S&P 500 Stock Index generally reflects the performance of the U.S. stock market as a whole. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
DIVERSIFIED EQUITY FUND                           SEPTEMBER 30, 2001 (UNAUDITED)

 COMMON STOCKS - 80.9%
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
AEROSPACE/DEFENSE - 1.2%
Honeywell International, Inc. ........       4,000    $   105,600
United Technologies Corp. ............       7,800        362,700
                                                      -----------
                                                          468,300
                                                      -----------
BANKING - 8.2%
Bank of America Corp. ................       6,000        350,400
Fifth Third Bancorp...................      16,000        983,680
J.P. Morgan Chase & Co. ..............      21,090        720,224
PNC Financial Services Group..........       5,500        314,875
Wells Fargo & Co. ....................      19,400        862,330
                                                      -----------
                                                        3,231,509
                                                      -----------
COMPUTERS - 4.8%
Cisco Systems, Inc.(b)................      25,000        304,500
Dell Computer Corp.(b)................      11,000        203,830
EMC Corp.(b)..........................      11,000        129,250
Microsoft Corp.(b)....................      14,000        716,380
Oracle Corp.(b).......................      20,000        251,600
Sun Microsystems, Inc.(b).............      15,000        124,050
Unisys Corp.(b).......................      20,000        173,200
                                                      -----------
                                                        1,902,810
                                                      -----------
CONSTRUCTION - 1.3%
Jacobs Engineering Group, Inc.(b).....       8,000        499,200
                                                      -----------
CRUISE LINES - 0.4%
Royal Caribbean Cruises Ltd. .........      15,000        160,950
                                                      -----------
ELECTRONIC COMPONENTS - 5.6%
Cypress Semiconductor Corp.(b)........      15,000        222,900
Emerson Electric Co. .................       6,000        282,360
Intel Corp. ..........................      25,000        511,000
JDS Uniphase Corp.(b).................      12,000         75,840
Solectron Corp.(b)....................      10,000        116,500
Texas Instruments, Inc. ..............      12,000        299,760
Tyco International Ltd. ..............      15,000        682,500
                                                      -----------
                                                        2,190,860
                                                      -----------
FINANCIAL SERVICES - 5.8%
Ambac Financial Group, Inc. ..........       4,000        218,840
American Express Co. .................       9,900        287,694
Citigroup, Inc. ......................      22,633        916,637
Fannie Mae............................      10,800        864,648
                                                      -----------
                                                        2,287,819
                                                      -----------
INSURANCE - 6.3%
Allmerica Financial Corp. ............       5,000        224,250
American International Group, Inc. ...       9,900        772,200
Everest Re Group Ltd..................       5,600        362,320
Hartford Financial Services Group.....       7,700        452,298
MetLife, Inc. ........................      22,700        674,190
                                                      -----------
                                                        2,485,258
                                                      -----------
 COMMON STOCKS, CONTINUED
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
MEDICAL - 6.3%
Applied Biosystems Group -- Applera
  Corp................................       5,000    $   122,000
Beckman Coulter, Inc. ................       7,800        345,150
Boston Scientific Corp.(b)............      28,500        584,250
Dentsply International................       6,500        298,610
Genentech, Inc.(b)....................       3,600        158,400
ICOS Corp.(b).........................      10,000        492,100
Medtronic, Inc. ......................      11,000        478,500
                                                      -----------
                                                        2,479,010
                                                      -----------
MOTORCYCLES - 0.9%
Harley-Davidson, Inc. ................       8,300        336,150
                                                      -----------
MULTIMEDIA - 1.3%
AOL Time Warner, Inc.(b)..............      15,000        496,500
                                                      -----------
OIL & GAS - 6.8%
BP Amoco PLC, ADR.....................      12,600        619,542
EL Paso Corp. ........................      15,744        654,163
Exxon Mobil Corp. ....................      20,000        788,000
Hanover Compressor Co.(b).............      10,000        216,400
Transocean Sedco Forex, Inc. .........       7,000        184,800
Williams Cos., Inc. ..................       7,000        191,100
                                                      -----------
                                                        2,654,005
                                                      -----------
PHARMACEUTICALS - 11.4%
Amgen, Inc.(b)........................      10,000        587,700
Biovail Corp.(b)......................       9,800        454,720
Elan Corp. PLC, ADR(b)................      18,000        872,100
Ivax Corp.(b).........................       9,000        199,530
Johnson & Johnson.....................      16,800        930,719
Merck & Co., Inc. ....................       5,000        333,000
Pfizer, Inc. .........................      20,000        802,000
Schering-Plough Corp. ................       9,000        333,900
                                                      -----------
                                                        4,513,669
                                                      -----------
RESTAURANTS - 1.6%
McDonald's Corp. .....................      12,200        331,108
Starbucks Corp.(b)....................      21,000        311,640
                                                      -----------
                                                          642,748
                                                      -----------
RETAIL - 8.3%
Home Depot, Inc. .....................      16,050        615,839
Kohl's Corp.(b).......................      12,000        576,000
Safeway, Inc.(b)......................      10,200        405,144
Wal-Mart Stores, Inc. ................      23,000      1,138,500
Walgreen Co. .........................      15,000        516,450
                                                      -----------
                                                        3,251,933
                                                      -----------
TELECOMMUNICATIONS - 4.1%
Comcast Corp.(b)......................      10,000        358,700
Ericsson LM, ADR......................      30,000        104,700
General Motors Corp., Class H(b)......      15,000        199,950
SBC Communications, Inc. .............      20,000        942,400
                                                      -----------
                                                        1,605,750
                                                      -----------

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
DIVERSIFIED EQUITY FUND                           SEPTEMBER 30, 2001 (UNAUDITED)

 COMMON STOCKS, CONTINUED
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
TRANSPORTATION - 1.8%
FedEx Corp.(b)........................      10,000    $   367,500
United Parcel Service, Inc., Class
  B...................................       6,300        327,474
                                                      -----------
                                                          694,974
                                                      -----------
UTILITIES - 4.8%
Duke Energy Corp. ....................      10,000        378,500
General Electric Co. .................      36,000      1,339,200
Montana Power Co. ....................      30,000        157,500
                                                      -----------
                                                        1,875,200
                                                      -----------
TOTAL COMMON STOCKS...............................     31,776,645
                                                      -----------
 REPURCHASE AGREEMENTS - 14.4%
                                        SHARES OR
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
Fifth Third Bank, 2.75%, 10/1/01
  (Collateralized by Fannie Mae
  Security)...........................  $5,663,820    $ 5,663,820
TOTAL REPURCHASE AGREEMENTS.......................      5,663,820
                                                      -----------
TOTAL
  (Cost $40,820,001)(a) - 95.3%...................    $37,440,465
                                                      ===========

------------------

Percentages indicated are based on net assets of $39,291,084.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation.......................  $ 2,302,416
      Unrealized depreciation.......................   (5,681,952)
                                                      -----------
      Net unrealized appreciation (depreciation)....  $(3,379,536)
                                                      ===========

(b) Non-income producing securities.

ADR--American Depositary Receipt

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $35,156,181)...........................            $31,776,645
Repurchase agreements, at cost...........              5,663,820
                                                     -----------
  Total Investments......................             37,440,465
Cash.....................................                      1
Interest and dividends receivable........                 23,999
Receivable for investments sold..........              1,895,454
Prepaid Expenses and other assets........                  2,628
                                                     -----------
    TOTAL ASSETS.........................             39,362,547
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees...............  $32,306
  Administration fees....................      850
  Other..................................   38,307
                                           -------
    TOTAL LIABILITIES....................                 71,463
                                                     -----------
NET ASSETS...............................            $39,291,084
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital..................................            $48,011,438
Undistributed (distributions in excess
  of) net investment income..............                (28,384)
Undistributed net realized gains (losses)
  from investment transactions...........             (5,312,434)
Unrealized appreciation (depreciation)
  from investments.......................             (3,379,536)
                                                     -----------
NET ASSETS...............................            $39,291,084
                                                     ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares)................................              5,904,039
                                                     ===========
Net Asset Value and Redemption Price per
  share..................................                  $6.65
                                                           =====

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest income.........................             $    80,684
Dividend income.........................                 190,718
    TOTAL INVESTMENT INCOME.............                 271,402
                                                     -----------
EXPENSES:
Investment advisory fees................  $225,163
Administration fees.....................    45,488
Distribution fees.......................    56,859
Accounting fees.........................     9,150
Audit fees..............................     3,196
Custodian fees..........................     1,716
Organization fees.......................     2,087
Insurance fees..........................     1,501
Transfer agent fees.....................     5,131
Trustees' fees..........................     1,158
Registration and filing fees............       372
Legal fees..............................     1,909
Shareholder reports.....................     1,266
Other fees..............................       738
                                          --------
    Total expenses before fee
      reductions........................                 355,734
    Distribution fees voluntarily
      reduced...........................                 (56,859)
                                                     -----------
    NET EXPENSES........................                 298,875
                                                     -----------
NET INVESTMENT INCOME (LOSS)............                 (27,473)
                                                     -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
  FROM INVESTMENTS:
Realized gains (losses) from investment
  transactions..........................              (2,731,581)
Change in unrealized appreciation
  (depreciation) from investments.......              (3,333,838)
                                                     -----------
Net realized/unrealized gains (losses)
  from investments......................              (6,065,419)
                                                     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................             ($6,092,892)
                                                     ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED           YEAR
                                                                SEPTEMBER 30,         ENDED
                                                                    2001            MARCH 31,
                                                                 (UNAUDITED)           2001
                                                                -------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..............................     $   (27,473)      $   (130,386)
  Realized gains (losses) from investment transactions......      (2,731,581)         1,412,232
  Change in unrealized appreciation (depreciation) from
    investments.............................................      (3,333,838)       (18,530,168)
                                                                 -----------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      (6,092,892)       (17,248,322)
                                                                 -----------       ------------
DISTRIBUTIONS:
  From net realized gains...................................              --         (2,136,690)
  Distributions in excess of net realized gains.............              --         (2,465,810)
                                                                 -----------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........              --         (4,602,500)
                                                                 -----------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       7,628,442         18,897,018
  Dividends reinvested......................................              --          4,508,198
  Cost of shares redeemed...................................      (8,156,787)       (31,229,529)
                                                                 -----------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........        (528,345)        (7,824,313)
                                                                 -----------       ------------
CHANGE IN NET ASSETS........................................      (6,621,237)       (29,675,135)
NET ASSETS:
  Beginning of period.......................................      45,912,321         75,587,456
                                                                 -----------       ------------
  End of period.............................................     $39,291,084       $ 45,912,321
                                                                 ===========       ============
SHARE TRANSACTIONS:
  Issued....................................................       1,013,984          1,912,633
  Reinvested................................................              --            487,373
  Redeemed..................................................      (1,078,466)        (3,106,135)
                                                                 -----------       ------------
CHANGE IN SHARES............................................         (64,482)          (706,129)
                                                                 ===========       ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE SIX
                                             MONTHS ENDED       YEAR         YEAR       FOR THE NINE      YEAR      SEPTEMBER 23,
                                             SEPTEMBER 30,      ENDED        ENDED      MONTHS ENDED     ENDED         1996 TO
                                                 2001         MARCH 31,    MARCH 31,     MARCH 31,      JUNE 30,      JUNE 30,
                                              (UNAUDITED)       2001         2000         1999(a)         1998         1997(b)
                                             -------------    ---------    ---------    ------------    --------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD.......     $  7.69        $ 11.32      $ 11.26       $ 13.31       $ 11.80        $ 10.00
                                                -------        -------      -------       -------       -------        -------
INVESTMENT ACTIVITIES:
  Net investment income (loss).............       (0.06)         (0.02)       (0.03)        (0.02)        (0.02)         (0.01)
  Net realized and unrealized gains
    (losses) from investments..............       (0.98)         (2.82)        2.05         (0.11)         3.00           2.03
                                                -------        -------      -------       -------       -------        -------
    Total from investment activities.......       (1.04)         (2.84)        2.02         (0.13)         2.98           2.02
                                                -------        -------      -------       -------       -------        -------
DISTRIBUTIONS
  Net realized gains.......................          --          (0.38)       (1.96)        (1.92)        (1.47)         (0.22)
  In excess of net investment income.......          --          (0.41)          --            --            --             --
                                                -------        -------      -------       -------       -------        -------
    Total Distributions....................          --          (0.79)       (1.96)        (1.92)        (1.47)         (0.22)
                                                -------        -------      -------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD.............     $  6.65        $  7.69      $ 11.32       $ 11.26       $ 13.31        $ 11.80
                                                =======        =======      =======       =======       =======        =======
TOTAL RETURN...............................      (13.39%)(c)    (26.25%)      19.60%        (0.59%)(c)    27.85%         20.42% (c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........     $39,291        $45,912      $75,587       $85,361       $98,083        $74,990
  Ratio of expenses to average net
    assets.................................        1.32% (d)      1.22%        1.33%         1.43% (d)     1.48%          1.62% (d)
  Ratio of net investment income to average
    net assets.............................       (0.12%)(d)     (0.22%)      (0.28%)       (0.24%)(d)    (0.18%)        (0.10%)(d)
  Ratio of expenses to average net
    assets(e)..............................        1.57% (d)      1.66%        1.62%         1.68% (d)     1.73%          1.87% (d)
  Portfolio turnover.......................          25%            29%         104%          108%           95%            77%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

SPECIAL EQUITY FUND

BRIAN A. BYTHROW, CFA

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?

 A. The Fund posted a total return of 3.35% during the six-month period from April 1, 2001 through September 30, 2001.(+) The Fund's benchmark index, the Russell 2000 Index(1), generated a total return of -9.47%.

Q. HOW DID SMALL-COMPANY STOCKS PERFORM DURING THE PERIOD?

 A. The U.S. economy remained weak, which dampened corporate profit growth and led to the concerns of a looming recession. These fears increased in the wake of the terrorist attacks on September 11, 2001. Small-company stocks in general performed poorly in that environment, but narrowly outperformed shares of large companies. Technology and telecommunications stocks suffered large losses, as investors worried about the future prospects of these companies and the high valuations of their shares. A few sectors performed well, however. For example, financial services stocks benefited from their relatively strong prospects and attractive valuations, while health-care shares delivered solid performance as investors looking for relative stability in a slowing economic environment favored that sector.

Q. HOW DID YOU APPLY YOUR INVESTMENT STRATEGY DURING THIS PERIOD?

 A. We maintained our disciplined approach of investing in fast-growing firms whose shares are inexpensive relative to the companies' growth rates. Our focus on attractively valued stocks, as well as our decision to increase the Fund's cash position, benefited the Fund's performance during the period. We found opportunities during the period in health-care (19.0% of the portfolio), retail (3.0%), utilities (2.0%) and telecommunications (3.0%). We sold the Fund's position in energy stocks early in the summer, as oil prices plunged amid fears of a global recession. We also reduced the Fund's position in consumer cyclicals, selling-off some retail and restaurant stocks in response to decreased consumer spending.*

    Some holdings that benefited the Fund's performance included Bradley Pharmaceuticals (1.1% of the portfolio), discount department store Fred's, Inc. (0.6%) and alternative energy manufacturer Headwaters, Inc. (0.8% ). In the telecommunications sector, we saw strong results from video teleconferencing manufacturer Gentner Communications Corp. (1.3%). Facial recognition software manufacturer Visionics Corp. (0.9%) also helped the Fund's performance.*

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND SMALL-COMPANY STOCKS GOING FORWARD?

 A. We believe the economy will probably enter a recession, if it is not already in one. Such a recession may last for a significant length of time due to high levels of consumer and corporate debt. However, history shows that small-company stocks will lead the way when investors see signs of an economic recovery.

    Going forward, we will underweight financial services firms, such as small banks, until their earnings prospects improve and the level of consumer debt falls. We will also look for undervalued shares in restaurant and retail stocks, and will continue to favor health-care stocks in the weak economic environment. Finally, we will look to add energy stocks to the portfolio. Energy stocks appear to have been oversold in the wake of falling oil prices, and now trade at attractive levels.

------------------

(+) For the period ended September 30, 2001, the Fund produced a -8.28%, 4.86% and 10.74% return for the one-, five- and ten-year periods.
(1) The Russell 2000 Index is an unmanaged index that represents the performance of domestically traded common stocks of small to mid-sized companies. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying funds or securities.

* The Fund's portfolio composition is subject to change.

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
SPECIAL EQUITY FUND                               SEPTEMBER 30, 2001 (UNAUDITED)

 COMMON STOCKS - 72.5%
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
AEROSPACE/DEFENSE - 1.3%
Esterline Technologies Corp.(b).......      10,000    $   158,500
Titan Corp.(b)........................      10,000        196,000
                                                      -----------
                                                          354,500
                                                      -----------
BANKING - 8.0%
Coastal Bancorp, Inc. ................       4,000        141,200
CoBiz, Inc. ..........................      15,000        193,500
First Essex Bancorp, Inc. ............       8,000        210,000
Hudson River Bancorp..................      15,000        300,150
IndyMac Bancorp, Inc.(b)..............      10,000        271,100
MFC Bancorp Ltd.(b)...................      15,000        126,750
Nara Bankcorp, Inc. ..................      15,000        274,500
Northrim Bank of Alaska...............      20,000        278,000
R&G Financial Corp., Class B..........      12,000        206,400
UCBH Holdings, Inc. ..................       8,000        233,440
                                                      -----------
                                                        2,235,040
                                                      -----------
BASIC INDUSTRY - 0.8%
Carpenter Technology Corp. ...........      10,000        222,500
                                                      -----------
COMPUTER SOFTWARE - 4.4%
Ascential Software Corp.(b)...........      30,000         99,000
Chordiant Software, Inc.(b)...........      47,500         88,825
Interwovn, Inc.(b)....................      15,000         57,900
Mechanical Dynamics(b)................      20,000        169,000
OTG Software, Inc.(b).................      30,000        166,500
Parametric Technology Corp.(b)........      10,000         51,900
SmartForce PLC, ADR(b)................       5,000         81,800
SonicWall, Inc.(b)....................       6,000         71,280
Tripos(b).............................      12,000        206,520
Vignette Corp.(b).....................      25,000         88,500
Watchguard Technolgies(b).............      20,000        153,200
                                                      -----------
                                                        1,234,425
                                                      -----------
COMPUTERS - 0.8%
Daisytek International Corp.(b).......      20,000        226,800
                                                      -----------
CONSTRUCTION - 2.9%
Granite Construction, Inc. ...........      10,000        256,400
Jacobs Engineering Group, Inc.(b).....       6,000        374,400
Michael Baker(b)......................      15,000        183,900
                                                      -----------
                                                          814,700
                                                      -----------
CONSUMER GOODS & SERVICES - 5.1%
Harman International Industries,
  Inc. ...............................       8,000        268,000
Helen of Troy Ltd.(b).................      20,000        209,000
Labor Ready(b)........................      20,500         65,395
Mobile Mini, Inc.(b)..................      10,000        259,600
New Horizons Worldwide, Inc.(b).......      12,000        138,282
Saxon Capital Acquisition Co.(b)......      25,000        250,000
School Specialty, Inc.(b).............       8,000        244,480
                                                      -----------
                                                        1,434,757
                                                      -----------
ELECTRONIC COMPONENTS - 5.2%
ACT Manufacturing, Inc.(b)............      10,000         44,400
Bel Fuse..............................       7,000        136,080
Bell Microproducts(b).................      20,000        153,800
Diodes, Inc.(b).......................      20,000         93,000
 COMMON STOCKS, CONTINUED
                                                        MARKET
SECURITY DESCRIPTION                      SHARES         VALUE
--------------------------------------  ----------    -----------
ELECTRONIC COMPONENTS, CONTINUED
Dupont Photomask(b)...................       5,000    $   138,900
GSI Lumonics, Inc.(b).................      25,000        170,000
Measurement Specialties, Inc.(b)......       8,000         79,120
Quicklogic Corp.(b)...................      30,000        127,200
Rofin-Sinar Technologies, Inc.(b).....      13,000         97,110
SBS Technologies, Inc.(b).............      10,000        111,600
Transwitch Corp.(b)...................      20,000         61,200
Visionics Corp.(b)....................      20,000        237,600
                                                      -----------
                                                        1,450,010
                                                      -----------
ENVIRONMENTAL SERVICES - 2.4%
Calgon Carbon Corp. ..................      20,000        152,200
Duratek, Inc.(b)......................      20,000        116,000
Fuel-Tech N.V.(b).....................      39,000         87,750
Met-Pro Corp. ........................      11,000        112,200
Stericycle, Inc.(b)...................       5,000        208,400
                                                      -----------
                                                          676,550
                                                      -----------
FINANCIAL SERVICES - 1.8%
Doral Financial Corp. ................       8,000        310,400
NCO Group, Inc.(b)....................       7,000         95,760
Profit Recovery Group International,
  Inc.(b).............................      10,000         97,800
                                                      -----------
                                                          503,960
                                                      -----------
FOOD & RELATED - 2.1%
Constellation Brands, Inc.(b).........       6,000        249,960
Suprema Specialties, Inc.(b)..........      15,000        146,550
United Natural Foods(b)...............      10,000        181,800
                                                      -----------
                                                          578,310
                                                      -----------
HEALTH & PERSONAL CARE - 12.8%
AdvancePCS(b).........................       4,000        287,120
Air Methods Corp.(b)..................      40,000        170,800
America Service Group, Inc.(b)........      15,000         84,000
Amsurg Corp.(b).......................       7,000        192,850
Boron LePore & Associates, Inc.(b)....      15,000        142,500
Caremark Rx, Inc.(b)..................      20,000        333,600
DaVita, Inc.(b).......................      10,000        203,500
Healthcare Services Group(b)..........      20,000        162,000
Icon PLC, ADR(b)......................       7,000        232,400
Insight Health Services Corp.(b)......      15,000        256,950
Omnicare, Inc. .......................      12,000        261,960
Option Care, Inc.(b)..................      20,000        310,800
Oxford Health Plans(b)................      10,000        284,000
SFBC International, Inc.(b)...........      10,000        152,500
Strategic Diagnostics, Inc.(b)........      40,000        182,000
Universal Health Services(b)..........       6,000        292,800
                                                      -----------
                                                        3,549,780
                                                      -----------
INSURANCE - 2.5%
First American Financial Corp. .......      12,000        243,000
FPIC Insurance Group, Inc.(b).........      20,000        236,000
Gainsco, Inc. ........................      40,000         56,000
Vesta Insurance Group, Inc. ..........      12,000        157,200
                                                      -----------
                                                          692,200
                                                      -----------

                                   Continued

1ST SOURCE MONOGRAM FUNDS                      SCHEDULE OF PORTFOLIO INVESTMENTS
SPECIAL EQUITY FUND                               SEPTEMBER 30, 2001 (UNAUDITED)

LEISURE & RECREATIONAL PRODUCTS - 1.2%
Bally Total Fitness Holding(b)........      10,000    $   203,100
Six Flags, Inc.(b)....................      10,000        122,300
                                                      -----------
                                                          325,400
                                                      -----------
MANUFACTURING - 3.8%
A.S.V., Inc.(b).......................      18,000        238,680
Astronics Corp.(b)....................      15,000        180,000
Mocon, Inc. ..........................      15,000        108,750
Quixote Corp. ........................      10,000        210,100
Rock of Ages Corp.(b).................      20,000        118,000
U.S. Concrete, Inc.(b)................      30,000        218,100
                                                      -----------
                                                        1,073,630
                                                      -----------
MEDICAL - 0.5%
Imatron, Inc.(b)......................      80,000        142,400
                                                      -----------
OIL & GAS - 2.6%
Denbury Resources, Inc.(b)............      20,000        165,800
Hanover Compressor Co.(b).............       8,000        173,120
Headwaters, Inc.(b)...................      20,000        220,000
Key Energy Services, Inc.(b)..........      25,000        159,000
                                                      -----------
                                                          717,920
                                                      -----------
PHARMACEUTICALS - 7.2%
Alpharma, Inc. .......................      12,000        345,600
Andrx Group(b)........................       5,000        324,600
Biovail Corp.(b)......................      10,000        464,000
Bradley Pharmaceuticals, Inc.(b)......      40,000        301,600
Ivax Corp.(b).........................      10,000        221,700
SICOR, Inc.(b)........................      15,000        283,350
Titan Pharmaceuticals, Inc.(b)........      12,000         75,000
                                                      -----------
                                                        2,015,850
                                                      -----------
RETAIL - 1.7%
Fred's, Inc. .........................       6,000        157,200
O'Reilly Automotive, Inc.(b)..........       8,000        229,200
Ulimate Electronics, Inc.(b)..........       5,000         86,750
                                                      -----------
                                                          473,150
                                                      -----------
TELECOMMUNICATIONS - 3.2%
Audiovox Corp.(b).....................      15,000        137,100
Dobson Communications Corp.(b)........      15,000        155,250
General Communication, Inc.(b)........      20,000        242,000
Gentner Communications Corp.(b).......      20,000        363,200
                                                      -----------
                                                          897,550
                                                      -----------
 COMMON STOCKS, CONTINUED
                                        SHARES OR
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
UTILITIES - 2.2%
Montana Power Co. ....................      30,000    $   157,500
Penn Virginia Corp. ..................       6,000        168,900
Southwest Water Co. ..................      21,000        297,150
                                                      -----------
                                                          623,550
                                                      -----------
TOTAL COMMON STOCKS...............................     20,242,982
                                                      -----------
 INVESTMENT COMPANIES - 2.4%
Allied Capital Corp. Funds............  $   10,000        227,500
iShares Russell 2000 Value Index
  Fund................................       4,000        447,400
                                                      -----------
TOTAL INVESTMENT COMPANIES........................        674,900
                                                      -----------
 REPURCHASE AGREEMENTS - 23.1%
Fifth Third Bank, 2.75%, 10/1/01
  (Collateralized by Freddie Mac
  Strip)..............................   6,445,796      6,445,796
                                                      -----------
TOTAL REPURCHASE AGREEMENTS.......................      6,445,796
                                                      -----------
TOTAL
  (Cost $25,599,682)(a) - 98.0%...................    $27,363,678
                                                      ===========

------------------

Percentages indicated are based on net assets of $27,916,875.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation(depreciation) of securities as follows:

      Unrealized appreciation.......................  $ 3,818,969
      Unrealized depreciation.......................   (2,054,973)
                                                      -----------
      Net unrealized appreciation (depreciation)....  $ 1,763,996
                                                      ===========

(b) Non-income producing securities.

ADR--American Depositary Receipt

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS:
Investments, at value
  (cost $19,153,886)....................             $20,917,882
Repurchase agreements, at cost..........               6,445,796
                                                     -----------
    Total Investments...................              27,363,678
Cash....................................                       1
Interest and dividends receivable.......                   6,157
Receivable for investments sold.........                 955,968
Prepaid expenses and other assets.......                   2,927
                                                     -----------
    TOTAL ASSETS........................              28,328,731
LIABILITIES:
Payable for investments purchased.......  $380,270
Accrued expenses and other payables:
  Investment advisory fees..............    18,584
  Administration fees...................       603
  Other.................................    12,399
                                          --------
    TOTAL LIABILITIES...................                 411,856
                                                     -----------
NET ASSETS..............................             $27,916,875
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital.................................             $24,860,411
Undistributed (distributions in excess
  of) net investment income.............                  30,804
Undistributed net realized gains
  (losses) from investment
  transactions..........................               1,261,664
Unrealized appreciation (depreciation)
  from investments......................               1,763,996
                                                     -----------
NET ASSETS..............................             $27,916,875
                                                     ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares)...............................               2,919,956
                                                     ===========
Net Asset Value and Redemption Price per
  share.................................                   $9.56
                                                           =====

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest income............................             $ 61,317
Dividend income............................               60,728
                                                        --------
    TOTAL INVESTMENT INCOME:...............              122,045
EXPENSES:
Investment advisory fees...................  $110,145
Administration fees........................    27,537
Distribution fees..........................    34,420
Accounting fees............................     9,189
Audit fees.................................     2,316
Legal fees.................................     1,953
Custodian fees.............................     4,337
Organization fees..........................     1,152
Insurance fees.............................       770
Transfer agent fees........................    10,639
Trustees' fees.............................       972
Registration and Filing Fees...............       724
Shareholder Reports........................     2,134
Other fees.................................       946
                                             --------
    Total expenses before fee reductions...              207,234
    Distribution fees voluntarily
      reduced..............................              (34,420)
                                                        --------
    NET EXPENSES...........................              172,814
                                                        --------
NET INVESTMENT INCOME (LOSS)...............              (50,769)
                                                        --------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Realized gains (losses) from investment
  transactions.............................             1,082,250
Change in unrealized appreciation
  (depreciation) from investments..........             (554,653)
                                                        --------
Net realized/unrealized gains (losses) from
  investments..............................              527,597
                                                        --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................             $476,828
                                                        ========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED           YEAR
                                                                SEPTEMBER 30,         ENDED
                                                                    2001            MARCH 31,
                                                                 (UNAUDITED)           2001
                                                                -------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..............................     $   (50,769)      $    (82,769)
  Realized gains (losses) from investment transactions......       1,082,250            903,638
  Change in unrealized appreciation (depreciation) from
    investments.............................................        (554,653)        (4,078,951)
                                                                 -----------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............         476,828         (3,258,082)
                                                                 -----------       ------------
DISTRIBUTIONS:
  From net investment income................................              --                 --
  From net realized gains...................................              --         (5,307,106)
                                                                 -----------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........              --         (5,307,106)
                                                                 -----------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       7,893,304         13,297,864
  Dividends reinvested......................................              --          5,082,778
  Cost of shares redeemed...................................      (4,258,836)       (12,941,745)
                                                                 -----------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       3,634,468          5,438,897
                                                                 -----------       ------------
CHANGE IN NET ASSETS........................................       4,111,296         (3,126,291)
NET ASSETS:
  Beginning of period.......................................      23,805,579         26,931,870
                                                                 -----------       ------------
  End of period.............................................     $27,916,875       $ 23,805,579
                                                                 ===========       ============
SHARE TRANSACTIONS:
  Issued....................................................         760,961          1,182,752
  Reinvested................................................              --            538,430
  Redeemed..................................................        (415,205)        (1,101,126)
                                                                 -----------       ------------
CHANGE IN SHARES............................................         345,756            620,056
                                                                 ===========       ============

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND
 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                           FOR THE SIX                               FOR THE NINE
                                          MONTHS ENDED       YEAR         YEAR          MONTHS            YEAR      SEPTEMBER 20,
                                          SEPTEMBER 30,      ENDED        ENDED         ENDED            ENDED         1996 TO
                                              2001         MARCH 31,    MARCH 31,     MARCH 31,         JUNE 30,      JUNE 30,
                                           (UNAUDITED)       2001         2000         1999(a)            1998         1997(b)
                                          -------------    ---------    ---------    ------------       --------    -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................       $  9.25        $ 13.78      $  9.18       $  9.63          $  9.59        $ 10.00
                                             -------        -------      -------       -------          -------        -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)........         (0.02)         (0.03)        0.00*         0.00*            0.00*          0.00*
  Net realized and unrealized gains
    (losses) from investments.........          0.33          (1.61)        4.60         (0.44)            0.17          (0.10)
                                             -------        -------      -------       -------          -------        -------
  Total from investment activities....          0.31          (1.64)        4.60         (0.44)            0.17          (0.10)
                                             -------        -------      -------       -------          -------        -------
DISTRIBUTIONS
  Net investment income...............            --             --        (0.00)*       (0.00)*          (0.00)*        (0.00)*
  Tax return of capital...............            --             --           --         (0.01)              --             --
  Net realized gains..................            --          (2.89)          --            --            (0.13)            --
  In excess of net realized gains.....            --             --           --            --               --          (0.31)
                                             -------        -------      -------       -------          -------        -------
  Total Distributions.................            --          (2.89)       (0.00)*       (0.01)           (0.13)         (0.31)
                                             -------        -------      -------       -------          -------        -------
NET ASSET VALUE, END OF PERIOD........       $  9.56        $  9.25      $ 13.78       $  9.18          $  9.63        $  9.59
                                             =======        =======      =======       =======          =======        =======
TOTAL RETURN..........................          3.35% (c)    (12.35%)      50.11%        (4.55%)(c)        1.86%         (1.03) (c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...       $27,917        $23,806      $26,932       $30,946          $35,441        $30,524
  Ratio of expenses to average net
    assets............................          1.25% (d)      1.29%        1.25%         1.24% (d)        1.27%          1.39% (d)
  Ratio of net investment income to
    average net assets................         (0.37%)(d)     (0.34%)      (0.01%)        0.02% (d)        0.04%          0.05% (d)
  Ratio of expenses to average net
    assets(e).........................          1.50% (d)      1.54%        1.50%         1.49% (d)        1.52%          1.65% (d)
  Portfolio turnover..................            68%           167%         174%          248%             125%           153%

 * Less than $0.005 per share.
(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

 1ST SOURCE MONOGRAM FUNDS

INCOME FUND

PAUL W. GIFFORD, CFA

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30,
   2001?

 A. The Fund delivered a 5.12% total return during the period.(+) The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index,(1) posted a 5.30% total return.

Q. WHAT WAS THE ENVIRONMENT LIKE IN THE BOND MARKET DURING THE PERIOD?

 A. U.S. economic growth weakened considerably during the period, hurting corporate profits and raising fears that the economy would slide into a recession. Those fears were heightened after the September 11 terrorist attacks, which further exacerbated the economic slowdown. The Fed, in an aggressive effort to re-spark the economy, cut short-term interest rates a total of five times during the period.

    Bonds performed extremely well in that environment of slow economic growth and falling interest rates. Short-term bond yields, which are strongly influenced by Fed policy, fell more than yields on long-term issues. For example, the yield on a two-year Treasury security fell 136 basis points, versus a seven basis point decline for the 30-year Treasury bond yield. Corporate bonds delivered strong performance until the events of September 11 intensified concerns about corporate profits. Mortgage-backed bonds lagged Treasuries, as investors worried that falling interest rates would lead to an increase in mortgage pre-payments.

Q. WHAT WAS YOUR STRATEGY IN THAT ENVIRONMENT?

 A. Bond prices had climbed significantly, but the Fed's monetary policy continued to support the bond market. In light of those factors, the Fund's duration remained roughly equal to that of its benchmark throughout the period. The Fund's duration ranged between 3.5-to-3.6 years, versus a duration of 3.6 years for the index.*

    The credit quality of the Fund's portfolio remained strong, at AA. More than 60% of the portfolio was invested in bonds rated AAA, although we captured attractive yields through our investments in select lower-quality A- and BBB-rated issues. We favored mortgage-backed and asset-backed securities, which offered relatively high yields. The Fund's position in corporate bonds with short maturities added to liquidity and helped benefit performance in September, the corporate sector's worst month in a decade. Such bonds held up much better than less-liquid, longer-term securities.*

Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET, AND HOW WILL YOU MANAGE THE FUND IN THAT ENVIRONMENT?

 A. We expect the U.S. economy to remain weak for another one or two quarters, due largely to the economic shock brought on by the terrorist attacks in September. We believe the Fed will probably continue to cut short-term interest rates in an effort to avoid or reduce the severity of a recession. That environment should contribute to strong performance from the bond market during the next several months.

    In that environment, we will favor bonds issued by the U.S. Treasury, government agencies, corporations, and asset-backed issues. We will reduce the Fund's exposure to mortgage-backed securities, due to concerns that rising pre-payments brought on by lower interest rates will dampen the performance of such bonds. We also will maintain the Fund's neutral duration until there are clearer signs about the stability of the U.S. economy and corporate profits.
------------------

(+) For the period ended September 30, 2001, the Fund produced an 11.89%, 6.61% and 6.60% return for the one-, five- and ten-year returns.
(1) The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index considered representative of the performance of government and corporate bonds with maturities of less than ten years. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services.

  Investors cannot invest directly in an index, although they can invest in its underlying securities.

* The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND                                    SCHEDULE OF PORTFOLIO INVESTMENTS
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

 ASSET BACKED SECURITIES - 10.6%
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
Advanta Mortgage Loan Trust, Series
  98-2, Class A-12, 6.33%, 8/25/19....  $1,000,000    $ 1,027,190
MBNA Master Credit Card Trust, Series
  99-M, Class A, 6.60%, 4/16/07.......   4,500,000      4,822,899
                                                      -----------
TOTAL ASSET BACKED SECURITIES.....................      5,850,089
                                                      -----------
 CORPORATE BONDS - 40.7%
ASSET BACKED SECURITIES - 4.9%
Citibank Credit Card Issuance Trust,
  Series 00, Class A1, 6.90%,
  10/15/07............................   2,500,000      2,718,402
                                                      -----------
COMMUNICATION - 1.9%
WorldCom, Inc., 6.25%, 8/15/03........   1,000,000      1,024,600
                                                      -----------
FINANCIAL SERVICES - 18.2%
Bear Stearns Co., 6.25%, 7/15/05......   3,000,000      3,128,106
Citifinancial, 6.75%, 7/1/07..........   1,500,000      1,600,178
Ford Motor Credit Co., 6.88%
  2/01/06.............................   2,000,000      2,059,474
Heller Financial, Inc., 6.38%,
  3/15/06.............................   3,000,000      3,176,898
                                                      -----------
                                                        9,964,656
                                                      -----------
FOOD & RELATED - 4.9%
Unilever Capital Corp., 6.88%,
  11/01/05............................   2,500,000      2,712,158
                                                      -----------
INDUSTRIAL GOODS & SERVICES - 4.0%
American Home Products, 7.90%,
  2/15/05.............................   2,000,000      2,206,500
                                                      -----------
MANUFACTURING-CAPITAL GOODS - 3.9%
Eaton Corp., 6.95%, 11/15/04..........   2,000,000      2,133,532
                                                      -----------
OIL -- REFINING & MARKETING - 2.9%
Sunoco, Inc., 7.13%, 3/15/04..........   1,500,000      1,584,120
                                                      -----------
TOTAL CORPORATE BONDS.............................     22,343,968
                                                      -----------
 U.S. TREASURY NOTES - 23.1%
7.00%, 7/15/06........................   3,500,000      3,964,706
6.13%, 8/15/07........................   6,500,000      7,161,173
5.75%, 8/15/10........................   1,500,000      1,625,157
                                                      -----------
TOTAL U.S. TREASURY NOTES.........................     12,751,036
                                                      -----------
 U.S. GOVERNMENT AGENCY SECURITIES - 22.8%
                                        PRINCIPAL       MARKET
SECURITY DESCRIPTION                      AMOUNT         VALUE
--------------------------------------  ----------    -----------
FANNIE MAE - 7.6%
6.50%, 4/1/14.........................  $2,071,626    $ 2,147,169
6.25%, 10/18/21, Series 97-93, Class
  PE, CMO.............................   2,000,000      2,045,640
                                                      -----------
                                                        4,192,809
                                                      -----------
FREDDIE MAC - 11.4%
6.00%, 4/15/15, Series 2351, Class EB,
  CMO.................................   1,500,000      1,548,195
6.50%, 9/1/15, Pool # M30243..........   1,648,887      1,702,335
7.00%, 4/15/31, Series 2322, Class GV,
  CMO.................................   3,000,000      3,063,924
                                                      -----------
                                                        6,314,454
                                                      -----------
GINNIE MAE - 3.8%
Series 98-19, Class A, 6.50%,
  10/20/20............................   2,000,000      2,074,150
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES...........     12,581,413
                                                      -----------
 INVESTMENT COMPANIES - 1.9%
Fifth Third Prime Money Market Fund...   1,063,089      1,063,089
                                                      -----------
TOTAL INVESTMENT COMPANIES........................      1,063,089
                                                      -----------
TOTAL
  (Cost $52,902,780)(a) - 99.1%...................    $54,589,595
                                                      ===========

------------------

Percentages indicated are based on net assets of $55,102,276.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation.......................  $ 1,707,695
      Unrealized depreciation.......................      (20,880)
                                                      -----------
      Net unrealized appreciation (depreciation)....  $ 1,686,815
                                                      ===========

CMO--Collateralized Mortgage Obligation

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

 STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS:
Investments, at value (cost
  $52,902,780)........................               $54,589,595
Cash..................................                         1
Interest receivable...................                   533,140
Receivable for investments sold.......                 2,089,139
Prepaid expenses and other assets.....                     6,061
                                                     -----------
    TOTAL ASSETS......................                57,217,936

LIABILITIES:
Payable for investments purchased.....  $2,064,736
Accrued expenses and other payables:
  Investment advisory fees............      24,946
  Administration fees.................       1,208
  Other...............................      24,770
                                        ----------
    TOTAL LIABILITIES.................                 2,115,660
                                                     -----------
NET ASSETS............................               $55,102,276
                                                     ===========
COMPOSITION OF NET ASSETS:
Capital...............................               $55,800,122
Undistributed (distributed in excess
  of) net investment income...........                  (199,931)
Undistributed net realized gains
  (losses) from investment
  transactions........................                (2,184,730)
Unrealized appreciation (depreciation)
  from investments....................                 1,686,815
                                                     -----------
NET ASSETS............................               $55,102,276
                                                     ===========
Shares Outstanding (par value $0.01,
  unlimited number of authorized
  shares).............................                 5,394,057
                                                     ===========
Net Asset Value and Redemption Price
  per share...........................                    $10.22
                                                          ======

 STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest income..........................             $1,426,824
Dividend income..........................                 10,119
                                                      ----------
    TOTAL INVESTMENT INCOME:.............              1,436,943

EXPENSES:
Investment advisory fees.................  $150,137
Administration fees......................    54,596
Distribution fees........................    68,244
Accounting fees..........................    10,607
Audit fees...............................     3,857
Legal fees...............................     3,486
Custodian fees...........................     3,062
Organization fees........................     1,765
Insurance fees...........................     1,722
Transfer agent fees......................     9,618
Trustees' fees...........................     2,002
Registration and filing fees.............     1,019
Shareholder reports......................     3,898
Other fees...............................     1,529
                                           --------
    Total expenses before fee
      reductions.........................                315,542
    Distribution fees voluntarily
      reduced............................                (68,244)
                                                      ----------
    NET EXPENSES.........................                247,298
                                                      ----------
NET INVESTMENT INCOME....................              1,189,645
                                                      ----------
NET REALIZED/UNREALIZED GAINS/LOSSES)
  FROM INVESTMENTS:
Realized gains (losses) from investment
  transactions...........................                384,022
Change in unrealized appreciation
  (depreciation) from investments........              1,222,631
                                                      ----------
Net realized/unrealized gains (losses)
  from investments.......................              1,606,653
                                                      ----------
CHANGE IN NET ASSETS RESULTING FROM OPER-
  ATIONS.................................             $2,796,298
                                                      ==========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED          YEAR
                                                                SEPTEMBER 30,         ENDED
                                                                    2001            MARCH 31,
                                                                 (UNAUDITED)          2001
                                                                -------------      -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................     $ 1,189,645       $ 3,076,118
  Realized gains (losses) from investment transactions......         384,022          (741,198)
  Change in unrealized appreciation (depreciation) from
    investments.............................................       1,222,631         3,134,909
                                                                 -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       2,796,298         5,469,829
                                                                 -----------       -----------
DISTRIBUTIONS:
  From net investment income................................      (1,426,419)       (3,051,327)
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........      (1,426,419)       (3,051,327)
                                                                 -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       6,135,399        14,971,895
  Dividends reinvested......................................       1,406,097         3,019,040
  Cost of shares redeemed...................................      (7,064,097)      (24,465,394)
                                                                 -----------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........         477,399        (6,474,459)
                                                                 -----------       -----------
CHANGE IN NET ASSETS........................................       1,847,278        (4,055,957)

NET ASSETS:
  Beginning of period.......................................      53,254,998        57,310,955
                                                                 -----------       -----------
  End of period.............................................     $55,102,276       $53,254,998
                                                                 ===========       ===========
SHARE TRANSACTIONS:
  Issued....................................................         613,530         1,546,703
  Reinvested................................................         140,610           312,935
  Redeemed..................................................        (703,319)       (2,535,046)
                                                                 -----------       -----------
CHANGE IN SHARES............................................          50,821          (675,408)
                                                                 ===========       ===========

                       See notes to financial statements.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

 FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                        FOR THE SIX
                                       MONTHS ENDED                                 FOR THE NINE                    SEPTEMBER 24,
                                       SEPTEMBER 30,    YEAR ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED         1996 TO
                                           2001         MARCH 31,     MARCH 31,      MARCH 31,       JUNE 30,         JUNE 30,
                                        (UNAUDITED)        2001          2000         1999(a)          1998            1997(b)
                                       -------------    ----------    ----------    ------------    ----------      -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $  9.97        $  9.52       $  9.99        $ 10.34        $ 10.13           $ 10.00
                                          -------        -------       -------        -------        -------           -------
INVESTMENT ACTIVITIES:
  Net investment income............          0.22           0.56          0.55           0.41           0.60              0.44
  Net realized and unrealized gains
    (losses) from investments......          0.29           0.44         (0.46)         (0.10)          0.21              0.12
                                          -------        -------       -------        -------        -------           -------
  Total from investment
    activities.....................          0.51           1.00          0.09           0.31           0.81              0.56
                                          -------        -------       -------        -------        -------           -------
DISTRIBUTIONS
  Net investment income............         (0.26)         (0.55)        (0.56)         (0.41)         (0.60)            (0.43)
  Net realized gains...............            --             --            --          (0.18)            --                --
  In excess of net realized
    gains..........................            --             --            --          (0.07)            --                --
                                          -------        -------       -------        -------        -------           -------
  Total Distributions..............         (0.26)         (0.55)        (0.56)         (0.66)         (0.60)            (0.43)
                                          -------        -------       -------        -------        -------           -------
NET ASSET VALUE, END OF PERIOD.....       $ 10.22        $  9.97       $  9.52        $  9.99        $ 10.34           $ 10.13
                                          =======        =======       =======        =======        =======           =======
TOTAL RETURN.......................          5.12%(c)      10.90%         0.96%          3.00%(c)       8.24%             5.71%(c)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)............................       $55,102        $53,255       $57,311        $67,251        $65,975           $54,789
Ratio of expenses to average net
  assets...........................          0.91%(d)       0.94%         0.90%          0.92%(d)       0.92%             1.05%(d)
Ratio of net investment income to
  average net assets...............          4.36%(d)       5.75%         5.69%          5.23%(d)       5.90%             5.71%(d)
Ratio of expenses to average net
  assets(d)........................          1.16%(d)       1.19%         1.15%          1.17%(d)       1.17%             1.30%(d)
Portfolio turnover.................            66%           153%           67%           301%           208%              118%

(a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2001

1.  ORGANIZATION:

        The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The 1st Source Monogram Income Equity Fund ("Income Equity Fund"), 1st Source Monogram Diversified Equity Fund ("Diversified Equity Fund"), 1st Source Monogram Special Equity Fund ("Special Equity Fund"), and 1st Source Monogram Income Fund ("Income Fund"), (collectively, the "Funds" and individually, a "Fund") are series within the Group.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles of the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

        Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

    REPURCHASE AGREEMENTS:

        The Funds may enter into repurchase agreements with a bank or broker-dealers which the Adviser or applicable Sub-Adviser deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    WRITTEN OPTIONS:

        The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

        Transactions in options written during the six months ended September 30, 2001, for Income Equity Fund, were as follows:

                                                                      SHARES SUBJECT      PREMIUMS
                                                                       TO CONTRACT        RECEIVED
                                                                      --------------      --------
      Options outstanding as of March 31, 2001....................            --          $     --
      Options written.............................................        10,000           169,494
      Options closed..............................................        10,000           169,494
      Option outstanding as of September 30, 2001.................            --          $     --
                                                                                          ========

                                   Continued

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2001

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

    EXPENSES:

        Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

    ORGANIZATION COSTS:

        All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by that Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income, if any, are declared and distributed monthly for all of the Funds, except the Special Equity Fund. Dividends for the Special Equity Fund, are declared and distributed quarterly. Dividends from net realized gain, if any, are declared and distributed annually for all Funds.

        Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.

    FEDERAL INCOME TAXES:

        Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. RELATED PARTY TRANSACTIONS:

    INVESTMENT ADVISER:

        The Funds and 1st Source Corporation Investment Advisors, Inc., (the "Advisor"), a wholly owned subsidiary of 1st Source Bank, are parties to an Investment Advisory Agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly equal to the average daily net assets of each Fund, at the following annual percentage rates:

                                  NAME                              FEE RATE
                                  ----                              --------
      Income Equity Fund..........................................    0.80%
      Diversified Equity Fund.....................................    0.99
      Special Equity Fund.........................................    0.80
      Income Fund.................................................    0.55

    ADMINISTRATION:

        The Funds and BISYS Fund Services Ohio, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to an Administration Agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund. Certain officers and trustees of the Group are also officers of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group.

    DISTRIBUTION:

        The Funds and BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Funds are sold on a continuous basis. The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse the Distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees may be used by the Distributor to pay banks, the Advisor, broker-

                                   Continued

1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2001

    dealers and other institutions, or to reimburse the Distributor or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares.

    ADMINISTRATIVE SERVICES PLAN:

        The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisor, its correspondent and affiliated banks, and the Distributor, for providing ministerial, record keeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net assets of each Fund. As of the date of this report, the Group with respect to the Funds has entered into no such servicing agreements.

        The Distributor is also entitled to receive commissions on sales of shares of the Funds. For the six months ended September 30, 2001, The Distributor received $750 from commissions earned on sales of shares of the Funds, of which $38 was reallowed to brokers/dealers affiliated with the Advisor.

4.  PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of investment securities, excluding short-term securities, for the six months ended September 30, 2001 were:

                                                                       PURCHASES          SALES
                                                                      -----------      -----------
      Income Equity Fund..........................................    $ 5,369,747      $ 6,978,669
      Diversified Equity Fund.....................................     10,315,132       12,317,045
      Special Equity Fund.........................................     17,341,121       15,527,549
      Income Fund.................................................     34,615,060       34,880,966

                      (This page intentionally left blank)

[1ST SOURCE MONOGRAM FUNDS LOGO]


INVESTMENT ADVISOR
1ST SOURCE CORPORATION INVESTMENT ADVISORS, INC.
100 NORTH MICHIGAN STREET
SOUTH BEND, IN 46601

DISTRIBUTOR
BISYS FUND SERVICES
3435 STELZER ROAD
COLUMBUS, 0H 43219

FOR ADDITIONAL INFORMATION, CALL:
1-800-766-8938


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.